Subordinated Debentures - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Subordinated Debentures [Abstract]
Repayment of the subordinated debentures maturity date	Jul. 30, 2037
Debt instrument, redemption price, percentage	100.00%
Debt Instrument, Call Feature	The Company has the right to redeem the debentures, in whole or in part, from time to time, on or after July 30, 2012, at a redemption price equal to 100% of the principal amount to be redeemed plus any accrued and unpaid interest.
Debt Instrument, Interest Rate Terms	10.00%
Subordinated debentures	$ 1,657,000	$ 1,657,000
Accured and upaid intrest	$ 684,000